Share-based Payments - Movements in Number of Restricted Share Units Dependent on Market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on market performance condition [member]
$ / shares in Units, $ in Thousands
	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	58,639	59,400
Exercised	(58,639)	(761)
Ending balance	0	58,639
Exercisable	0
Weighted average fair value, Beginning balance	$ 14.3	$ 14.3
Exercised	14.3	14.3
Weighted average fair value, Ending balance	0	$ 14.3
Exercisable	$ 0
Aggregate intrinsic value | $	$ 0	$ 5,463	$ 5,078
Aggregate intrinsic value, exercisable | $	$ 0